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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08480

                     Van Kampen Real Estate Securities Fund
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07


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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN REAL ESTATE SECURITIES FUND
PORTFOLIO OF INVESTMENTS MARCH 31, 2007 (UNAUDITED)

                                                                                 NUMBER OF
DESCRIPTION                                                                        SHARES             VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS   98.8%
DIVERSIFIED   4.6%
Forest City Enterprises, Inc., Class A ..............................             249,060      $    16,482,791
Vornado Realty Trust ................................................             328,345           39,184,692
                                                                                               ---------------
                                                                                                    55,667,483
                                                                                               ---------------
HEALTHCARE   5.1%
Assisted Living Concepts, Inc. (a) ..................................             218,260            2,575,468
Cogdell Spencer, Inc. ...............................................             100,080            2,108,686
Health Care Property Investors, Inc. ................................             288,879           10,408,310
Manor Care, Inc. ....................................................              66,010            3,588,304
Senior Housing Property Trust .......................................             806,805           19,282,639
Sunrise Senior Living Real Estate Investment Trust
   (CAD) (Canada) ...................................................             982,605           14,332,671
Tenet Healthcare Corp. (a) ..........................................           1,071,780            6,891,545
Universal Health Realty Income Trust ................................              74,060            2,647,645
                                                                                               ---------------
                                                                                                    61,835,268
                                                                                               ---------------
INDUSTRIAL   4.1%
AMB Property Corp. ..................................................             503,630           29,608,408
Cabot Industrial Value Fund, II, L.P.
   (Acquired 11/10/05 to 03/13/07,
   Cost $1,011,000) (a)(b)(c)(d) ....................................               2,022            1,011,000
DCT Industrial Trust, Inc. ..........................................              18,630              220,393
Keystone Industrial Fund, L.P.
   (Acquired 10/24/05 to 03/19/07,
   Cost $ 1,477,323) (a)(b)(c)(d) ...................................           1,477,323            1,477,323
ProLogis ............................................................             269,056           17,469,806
                                                                                               ---------------
                                                                                                    49,786,930
                                                                                               ---------------
LODGING/RESORTS   19.5%
Gaylord Entertainment Co. (a) .......................................              95,385            5,043,005
Hersha Hospitality Trust, Class A ...................................             405,540            4,777,261
Hilton Hotels Corp. .................................................           1,128,287           40,573,201
Host Marriott Corp. .................................................           2,497,982           65,721,906
LaSalle Hotel Properties ............................................               3,470              159,575
Legacy Hotels Real Estate Investment Trust (CAD)
   (Canada) .........................................................           1,172,308           13,759,007

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
Morgans Hotel Group Co. (a) .........................................             462,380            9,714,604
Starwood Hotels & Resorts Worldwide, Inc. ...........................             947,836           61,467,165
Strategic Hotels & Resorts, Inc. ....................................           1,174,053           26,850,592
Sunstone Hotel Investors, Inc. ......................................             250,598            6,831,301
                                                                                               ---------------
                                                                                                   234,897,617
                                                                                               ---------------
OFFICE   16.6%
Beacon Capital Partners, Inc. (c)(d) ................................             177,900              536,306
Boston Properties, Inc. .............................................             462,696           54,320,510
Brandywine Realty Trust .............................................             892,629           29,822,735
Broadreach Capital Partners Realty, L.P. I
   (Acquired 05/29/03 to 11/02/06,
   Cost $2,006,371) (a)(b)(c)(d) ....................................           2,712,866            1,934,078
Broadreach Capital Partners Realty II, L.P. .........................
   (Acquired 10/02/06 to 01/23/07,
   Cost $1,329,286) (a)(b)(c)(d) ....................................           1,329,286            1,329,286
Brookfield Properties Corp. (Canada) (a) ............................           1,363,207           54,937,242
Highwoods Properties, Inc. ..........................................             122,566            4,840,131
Kilroy Realty Corp. .................................................              30,440            2,244,950
Liberty Property Trust ..............................................             268,798           13,095,839
Mack-Cali Realty Corp. ..............................................             543,998           25,910,625
Maguire Properties, Inc. ............................................              25,560              908,914
Parkway Properties, Inc. ............................................              45,166            2,359,924
Republic Property Trust .............................................             193,360            2,221,706
SL Green Realty Corp. ...............................................              45,449            6,234,694
                                                                                               ---------------
                                                                                                   200,696,940
                                                                                               ---------------
OTHER   1.9%
Brookfield Homes Corp. ..............................................             183,318            5,884,508
Plum Creek Timber Co., Inc. .........................................             421,857           16,629,603
                                                                                               ---------------
                                                                                                    22,514,111
                                                                                               ---------------
RESIDENTIAL APARTMENTS   20.7%
American Campus Communities, Inc. ...................................             100,990            3,058,987
Apartment Investment & Management Co., Class A ......................               2,310              133,264
Archstone-Smith Trust ...............................................             803,912           43,636,343
Atlantic Gulf Communities Corp. (a)(c)(d) ...........................             131,004                    0
Atlantic Gulf Communities Corp. - Convertible
   Preferred Ser B (a)(c)(d) ........................................              30,570                    0

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
Atlantic Gulf Communities Corp. -- Preferred
   Ser B (a)(c)(d) ..................................................              43,609                    0
Avalonbay Communities, Inc. .........................................             321,346           41,774,980
BRE Properties, Inc. ................................................             360,549           22,768,669
Camden Property Trust ...............................................              16,665            1,171,716
Colonial Properties Trust ...........................................              81,526            3,723,292
Equity Residential Properties Trust .................................           1,584,037           76,398,105
Essex Property Trust, Inc. ..........................................             191,896           24,846,694
GMH Communities Trust ...............................................             114,720            1,146,053
Mid-America Apartment Communities, Inc. .............................             116,260            6,540,788
Post Properties, Inc. ...............................................             533,554           24,399,425
UDR, Inc. ...........................................................               9,640              295,177
                                                                                               ---------------
                                                                                                   249,893,493
                                                                                               ---------------
RESIDENTIAL MANUFACTURED HOMES   1.1%
Equity Lifestyle Properties, Inc. ...................................             235,636           12,726,700
                                                                                               ---------------

RETAIL REGIONAL MALLS   15.8%
Equity One, Inc. ....................................................               1,890               50,085
General Growth Properties, Inc. .....................................             579,578           37,423,351
Macerich Co. ........................................................             382,116           35,292,234
Simon Property Group, Inc. ..........................................             964,581          107,309,636
Taubman Centers, Inc. ...............................................             175,783           10,193,656
                                                                                               ---------------
                                                                                                   190,268,962
                                                                                               ---------------
RETAIL STRIP CENTERS   6.5%
Acadia Realty Trust .................................................             181,085            4,720,886
Cedar Shopping Centers, Inc. ........................................             129,350            2,095,470
Federal Realty Investment Trust .....................................             387,933           35,154,488
Ramco-Gershenson Properties Trust ...................................              20,300              724,913
Regency Centers Corp. ...............................................             424,450           35,462,798
                                                                                               ---------------
                                                                                                    78,158,555
                                                                                               ---------------
SELF STORAGE   2.9%
Public Storage, Inc. ................................................             350,251           33,158,262
Sovran Self Storage, Inc. ...........................................              38,405            2,128,021
                                                                                               ---------------
                                                                                                    35,286,283
                                                                                               ---------------

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
TOTAL LONG-TERM INVESTMENTS   98.8%
  (Cost $758,961,417) ...................................................................        1,191,732,342
                                                                                               ---------------

REPURCHASE AGREEMENTS  1.1%
Citigroup Global Markets, Inc. ($3,553,039 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.30%, dated 03/30/07, to be sold on 04/02/07 at $3,554,608) .........................            3,553,039
State Street Bank & Trust Co. ($9,939,961 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.13%, dated 03/30/07, to be sold on 04/02/07 at $9,944,210) .........................            9,939,961
                                                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $13,493,000) ....................................................................           13,493,000
                                                                                               ---------------

TOTAL INVESTMENTS  99.9%
   (Cost $772,454,417) ..................................................................        1,205,225,342

FOREIGN CURRENCY  0.1%
   (Cost $921,115) ......................................................................              916,571

LIABILITIES IN EXCESS OF OTHER ASSETS  0.0% .............................................             (464,639)
                                                                                               ---------------

NET ASSETS 100.0% .......................................................................      $ 1,205,677,274
                                                                                               ---------------


Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.
(b) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.5% of net assets applicable to common shares.
(c)  Security has been deemed illiquid
(d) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

CAD - Canadian Dollar

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Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Real Estate Securities Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 22, 2007